UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-3189

Name of Fund:  BlackRock Summit Cash Reserves Fund of BlackRock Financial
               Institutions Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
     Officer, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 06/01/2006 - 08/31/2006

Item 1 -  Schedule of Investments


BlackRock Summit Cash Reserves Fund of
BlackRock Financial Institutions Series Trust


Schedule of Investments as of August 31, 2006                                                                      (in Thousands)
                                                                       Face         Interest         Maturity
Issue                                                                 Amount         Rate*             Date             Value
Certificates of Deposit - 4.7%

Wells Fargo Bank, NA                                               $     3,500      5.30(a)%         9/05/2007         $    3,500

Total Certificates of Deposit (Cost - $3,500)                                                                               3,500


Certificates of Deposit - European - 4.7%

Societe Generale, London                                                 3,500      5.405            3/21/2007              3,500

Total Certificates of Deposit - European (Cost - $3,500)                                                                    3,500


Certificates of Deposit - Yankee - 5.4%

Bank of San Bernadino                                                      500      5.336(a)        10/04/2006                500

Calyon Indosuez, New York Branch                                         3,500      5.298(a)         3/12/2007              3,500

Total Certificates of Deposit - Yankee (Cost - $4,000)                                                                      4,000


Commercial Paper - 44.4%

Amstel Funding Corp.                                                       500      5.27             9/13/2006                499
                                                                         1,720      5.29             9/15/2006              1,716

Amsterdam Funding Corp.                                                    875      5.26             9/20/2006                873
                                                                           825      5.26             9/21/2006                823
                                                                           750      5.27             9/26/2006                747

Aspen Funding Corp.                                                      1,000      5.27             9/28/2006                996

Bryant Park Funding, LLC                                                 2,500      5.26             9/21/2006              2,493

Greyhawk Funding, LLC                                                      532      5.26             9/18/2006                531
                                                                         3,000      5.32             9/19/2006              2,992

Kitty Hawk Funding Corp.                                                   674      5.28             9/08/2006                673

Lehman Brothers Holdings Inc.                                            4,000      5.353(a)         9/01/2006              4,000

Morgan Stanley                                                             500      5.383(a)        11/17/2006                500

Nordea North America, Inc.                                                 600      5.26             9/05/2006                600
                                                                         1,200      5.27             9/06/2006              1,199

Park Avenue Receivables Co. LLC                                            779      5.26             9/12/2006                778

Preferred Receivables Funding Corp.                                      2,051      5.26             9/14/2006              2,047

Rabobank USA Financial Corp.                                             3,380      5.26             9/01/2006              3,380

SEB AB                                                                   3,000      5.294(a)         1/23/2007              3,000

Sheffield Receivables Corp.                                                515      5.31             9/21/2006                513

Solitaire Funding LLC                                                    3,500      5.26             9/21/2006              3,490

Yorktown Capital, LLC                                                    1,020      5.26             9/06/2006              1,019
                                                                           302      5.28             9/08/2006                302

Total Commercial Paper (Cost - $33,171)                                                                                    33,171


Corporate Notes - 19.4%

Bank of Ireland                                                            700      5.295(a)         9/20/2007                700

CC (USA) Inc. (Centauri)                                                 3,500      5.298(a)         3/16/2007              3,500

General Electric Capital Corp.                                           1,000      5.43(a)          9/17/2007              1,000

HSBC Holdings Plc                                                        1,000      5.425(a)        10/19/2006              1,000
                                                                           275      5.54(a)         10/27/2006                275

Mound Financing Plc                                                      1,000      5.38(a)         11/08/2006              1,000

Sigma Finance Corp.                                                      4,000      5.285(a)        10/25/2006              4,000

Toyota Motor Credit Corp.                                                3,000      5.321(a)         5/04/2007              3,000

Total Corporate Notes (Cost - $14,475)                                                                                     14,475


Funding Agreements - 2.7%

General Electric Capital Assurance Co. (b)                               2,000      5.492(a)        10/02/2006              2,000

Total Funding Agreements (Cost - $2,000)                                                                                    2,000


Promissory Notes - 4.0%

Goldman Sachs Group, Inc.                                                3,000      5.423(a)        10/10/2006              3,000

Total Promissory Notes (Cost - $3,000)                                                                                      3,000


U.S. Government Agency & Instrumentality Obligations - Non-Discount - 14.0%

Fannie Mae                                                               1,250      4.875%           1/11/2008              1,244

Federal Farm Credit Banks                                                1,000      5.23(a)         10/19/2006              1,000
                                                                           500      5.24(a)          4/13/2007                500
                                                                         1,000      5.25(a)         10/05/2007              1,000

Federal Home Loan Bank System                                              500      2.75            11/15/2006                497
                                                                           500      3.25            11/29/2006                497
                                                                           500      3.80            12/29/2006                497
                                                                         1,000      3.45             1/10/2007                993
                                                                           500      4.00             6/13/2007                495
                                                                           250      4.25             9/14/2007                248
                                                                           250      4.50            12/14/2007                248

Freddie Mac                                                                500      3.00            11/09/2006                498
                                                                           202      4.125            4/12/2007                201
                                                                           800      5.50             7/09/2007                800
                                                                           250      4.45             9/28/2007                248
                                                                         1,000      4.705           10/11/2007                994
                                                                           500      4.725           10/19/2007                497
Total U.S. Government Agency & Instrumentality
Obligations - Non-Discount (Cost - $10,498)                                                                                10,457


U.S. Treasury Notes - 0.3%

U.S. Treasury Notes                                                        250      4.375           12/31/2007                248

Total U.S. Treasury Notes (Cost - $249)                                                                                       248

Total Investments (Cost - $74,393**) - 99.6%                                                                               74,351
Other Assets Less Liabilities - 0.4%                                                                                          278
                                                                                                                       ----------
Net Assets - 100.0%                                                                                                    $   74,629
                                                                                                                       ==========


  * Commercial Paper and certain U.S. Government Agency & Instrumentality
    Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates on variable rate securities and are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at August 31, 2006.

 ** The cost and unrealized appreciation (depreciation) of investments as of August 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                  $        74,393
                                                    ===============
    Gross unrealized appreciation                   $           -++
    Gross unrealized depreciation                              (42)
                                                    ---------------
    Net unrealized depreciation                     $          (42)
                                                    ===============

      ++ Amount is less than $1,000.


(a) Floating rate security.

(b) Restricted securities as to resale, representing 2.7% of net assets, were as follows:


                                          Acquisition
    Issue                                     Date         Cost       Value

    General Electric Capital Assurance
    Co., 5.492% due 10/02/2006             10/03/2005    $  2,000    $  2,000



Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
          (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust


Date:  October 19, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust


Date:  October 19, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust


Date:  October 19, 2006